UTILITIES PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 87.5%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Broadcasting and Cable -- 0.5%
-----------------------------------------------------------------------
Comcast Corp. - Class A(1)                      80,875     $  1,906,224
Ovation, Inc.(1)(2)                            285,787                0
-----------------------------------------------------------------------
                                                           $  1,906,224
-----------------------------------------------------------------------
Drugs -- 0.7%
-----------------------------------------------------------------------
Ivax Corp.(1)                                  201,600     $  2,445,408
-----------------------------------------------------------------------
                                                           $  2,445,408
-----------------------------------------------------------------------
Electric Utilities -- 31.2%
-----------------------------------------------------------------------
ALLETE, Inc.                                   410,000     $  9,298,800
DQE, Inc.                                      383,000        5,836,920
DTE Energy Co.                                 325,000       15,080,000
Energy East Corp.                              510,000       11,265,900
Entergy Corp.                                  240,000       10,941,600
Exelon Corp.                                   200,625       10,586,981
Fortum Oyj(3)                                  350,000        2,295,440
FPL Group, Inc.                                100,000        6,013,000
National Grid Transco plc(3)                   759,000        5,578,043
Pepco Holdings, Inc.                           529,600       10,268,944
PPL Corp.                                      389,100       13,493,988
Public Power Corp.(3)                           45,000          623,308
Scottish and Southern Energy plc(3)            500,000        5,473,650
TXU Corp.                                      150,000        2,802,000
-----------------------------------------------------------------------
                                                           $109,558,574
-----------------------------------------------------------------------
Gas Utilities -- 4.2%
-----------------------------------------------------------------------
Equitable Resources, Inc.                      165,000     $  5,781,600
KeySpan Corp.                                  255,000        8,986,200
-----------------------------------------------------------------------
                                                           $ 14,767,800
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.5%
-----------------------------------------------------------------------
San Juan Basin Royalty Trust                   140,000     $  1,918,000
-----------------------------------------------------------------------
                                                           $  1,918,000
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.2%
-----------------------------------------------------------------------
Enbridge Energy Management LLC                  60,081     $  2,253,045
Talisman Energy, Inc.                          150,000        5,425,500
-----------------------------------------------------------------------
                                                           $  7,678,545
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Telecommunications Services -- 12.5%
-----------------------------------------------------------------------
Alltel Corp.                                   148,000     $  7,548,000
AT&T Corp.                                     535,000       13,968,850
China Telecom Corp. Ltd. ADR(1)                320,000        5,529,600
Elisa Communications Oyj(1)(3)                 394,250        2,366,367
TDC A/S(3)                                     185,000        4,495,407
Telecom Italia Mobile(3)                       802,000        3,660,809
Telekom Austria AG(1)(3)                       125,000        1,265,763
Vodafone Group plc ADR                         270,000        4,892,400
-----------------------------------------------------------------------
                                                           $ 43,727,196
-----------------------------------------------------------------------
Telephone Utilities -- 15.3%
-----------------------------------------------------------------------
BCE, Inc.                                      680,400     $ 12,254,004
BellSouth Corp.                                200,000        5,174,000
CenturyTel, Inc.                               300,000        8,814,000
Manitoba Telecom Services, Inc.(3)             130,000        2,917,161
SBC Communications, Inc.                       370,000       10,030,700
Verizon Communications, Inc.                   375,000       14,531,250
-----------------------------------------------------------------------
                                                           $ 53,721,115
-----------------------------------------------------------------------
Utilities - Electrical and Gas -- 19.8%
-----------------------------------------------------------------------
Ameren Corp.                                   300,000     $ 12,471,000
Centerpoint Energy, Inc.                       305,000        2,592,500
Cinergy Corp.                                  190,000        6,406,800
Firstenergy Corp.                              360,000       11,869,200
MDU Resources Group, Inc.                      208,900        5,391,709
Nisource, Inc.                                 239,400        4,788,000
NSTAR                                           50,000        2,219,500
PG&E Corp.(1)                                  150,000        2,085,000
Progress Energy, Inc.                          150,000        6,502,500
SCANA Corp.                                    270,000        8,359,200
Scottish Power plc(3)                          152,422          889,520
WPS Resources Corp.                             50,000        1,941,000
Xcel Energy, Inc.                              350,000        3,850,000
-----------------------------------------------------------------------
                                                           $ 69,365,929
-----------------------------------------------------------------------
Water Utilities -- 0.6%
-----------------------------------------------------------------------
Philadelphia Suburban Corp.                    100,000     $  2,060,000
-----------------------------------------------------------------------
                                                           $  2,060,000
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $293,523,132)                          $307,148,791
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

CONVERTIBLE PREFERRED STOCKS -- 7.2%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Electric Utilities -- 2.4%
-----------------------------------------------------------------------
FPL Group, Inc.                                150,000     $  8,304,000
-----------------------------------------------------------------------
                                                           $  8,304,000
-----------------------------------------------------------------------
Gas Utilities -- 1.4%
-----------------------------------------------------------------------
KeySpan Corp.                                  100,000     $  5,057,000
-----------------------------------------------------------------------
                                                           $  5,057,000
-----------------------------------------------------------------------
Telecommunications Services -- 1.5%
-----------------------------------------------------------------------
Alltel Corp.                                   100,000     $  5,133,000
-----------------------------------------------------------------------
                                                           $  5,133,000
-----------------------------------------------------------------------
Utilities - Electrical and Gas -- 1.9%
-----------------------------------------------------------------------
Cinergy Corp.                                  120,000     $  6,648,000
-----------------------------------------------------------------------
                                                           $  6,648,000
-----------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $23,503,200)                           $ 25,142,000
-----------------------------------------------------------------------

CONVERTIBLE BONDS -- 0.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Ovation, Inc., (PIK), 9.75%,
2/23/01(2)(4)                               $    3,595     $          0
-----------------------------------------------------------------------
Total Convertible Bonds
   (identified cost, $3,595,224)                           $         --
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 7.4%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Enterprise Funding Corp., 1.35%, 1/22/03    $    6,850     $  6,844,606
General Electric Capital Corp., 1.25%,
1/2/03                                          11,242       11,241,610
Kitty Hawk Funding, 1.36%, 1/24/03               3,981        3,977,541
Quincy Capital Corp., 1.37%, 1/14/03             3,981        3,979,030
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $26,042,787)                        $ 26,042,787
-----------------------------------------------------------------------
Total Investments -- 102.1%
   (identified cost $346,664,343)                          $358,333,578
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (2.1)%                   $ (7,255,810)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $351,077,768
-----------------------------------------------------------------------

 (PIK)-Payment In Kind.

 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (3)  Foreign security.
 (4)  Issuer defaulted on maturity payments.

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $346,664,343)                          $358,333,578
Cash                                            62,638
Interest and dividends receivable            1,324,279
Prepaid expenses                                 1,455
------------------------------------------------------
TOTAL ASSETS                              $359,721,950
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  8,612,498
Payable to affiliate for Trustees' fees          5,788
Accrued expenses                                25,896
------------------------------------------------------
TOTAL LIABILITIES                         $  8,644,182
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $351,077,768
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $339,409,786
Net unrealized appreciation (computed on
   the basis of identified cost)            11,667,982
------------------------------------------------------
TOTAL                                     $351,077,768
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2002
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $173,445)                              $ 14,839,729
Interest                                       254,064
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 15,093,793
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  2,376,627
Trustees' fees and expenses                     22,239
Custodian fee                                  208,570
Legal and accounting services                   33,399
Interest expense                                15,119
Miscellaneous                                   10,297
------------------------------------------------------
TOTAL EXPENSES                            $  2,666,251
------------------------------------------------------

NET INVESTMENT INCOME                     $ 12,427,542
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(55,146,516)
   Foreign currency transactions                 6,345
------------------------------------------------------
NET REALIZED LOSS                         $(55,140,171)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ (8,052,452)
   Foreign currency                             (1,381)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ (8,053,833)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(63,194,004)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(50,766,462)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2002  DECEMBER 31, 2001
------------------------------------------------------------------------------
From operations --
   Net investment income                  $      12,427,542  $       9,881,129
   Net realized loss                            (55,140,171)        (9,856,824)
   Net change in unrealized appreciation
      (depreciation)                             (8,053,833)      (103,801,904)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $     (50,766,462) $    (103,777,599)
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      44,414,851  $      33,976,470
   Withdrawals                                  (68,277,125)       (79,078,065)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $     (23,862,274) $     (45,101,595)
------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $     (74,628,736) $    (148,879,194)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     425,706,504  $     574,585,698
------------------------------------------------------------------------------
AT END OF YEAR                            $     351,077,768  $     425,706,504
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     YEAR ENDED DECEMBER 31,
                                  -------------------------------------------------------------
                                    2002         2001         2000         1999         1998
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.73%        0.71%        0.71%        0.72%        0.72%
   Interest expense                     --(1)      0.01%        0.01%          --(1)      0.16%
   Net investment income              3.40%        2.00%        1.54%        1.68%        3.13%
Portfolio Turnover                     146%         169%         149%          93%          78%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(2)                     (12.13)%     (18.61)%         --           --           --
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $351,078     $425,707     $574,586     $579,090     $459,616
-----------------------------------------------------------------------------------------------

 (1)  Represents less than 0.01%.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Utilities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve a high level of total return, consisting of capital appreciation and relatively predictable income by investing principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At December 31, 2002 the Eaton Vance Utilities Fund held approximately 99.9% interest in the Portfolio. Under normal circumstances the Portfolio invests at least 80% of its total assets in common stocks of utilities companies. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sales prices or, if there has been no sale, at the mean between the closing bid and asked prices. Unlisted securities are valued at the mean between the latest available bid and asked prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Delayed Delivery Transactions -- The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place at a period in time after the date of the transaction. At the time the transaction is negotiated, the price of the security that will be delivered and paid for is fixed. Losses may arise due to changes in the market value of the underlying securities if the counterparty does not perform under the contract.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2002, $21 in credit balances were used to reduce the Portfolio's custodian fee.

UTILITIES PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

 G Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is payable monthly at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, and at reduced rates as daily net assets exceed that level. In addition, the Trustees voted to accept a reduction of BMR's compensation so that advisory fees paid will not exceed 0.65% on an annual basis on assets up to $500 million, 0.625% from $500 million up to $1 billion, and at reduced rates thereafter. For the year ended December 31, 2002, the fee was equivalent to 0.65% of the Portfolio's average daily net assets for such period and amounted to $2,376,627. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2002, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $538,520,082, and $563,027,041, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $339,479,814
    ------------------------------------------------------
    Gross unrealized appreciation             $ 29,745,287
    Gross unrealized depreciation              (18,146,110)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 11,599,177
    ------------------------------------------------------

   The net unrealized depreciation on foreign currency was $1,253 at December 31, 2002.

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2002.

UTILITIES PORTFOLIO AS OF DECEMBER 31, 2002

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF UTILITIES PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Utilities Portfolio (the "Portfolio") at December 31, 2002, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2003

EATON VANCE UTILITIES FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Utilities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston Massachusetts, 02109. As used below, "EVC" means Eaton Vance Corporation, "EV" means Eaton Vance, Inc., "EVM" means Eaton Vance Management, "BMR" means Boston Management and Research, and "EVD" means Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

INTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee            Since 1998      President and Chief              185                    None
 Bibliowicz                                                  Executive Officer of
 11/28/59                                                    National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes          Trustee          Trustee of the    Chairman, President and          190              Director of EVC
 11/9/41                                 Trust since 1989;   Chief Executive Officer
                                          of the Portfolio   of EVC, EV, EVM and
                                             since 1992      BMR; Director of EV;
                                                             Vice President and
                                                             Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 registered
                                                             investment companies in
                                                             the EVM Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Fund and Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              190           Trustee/Director of the
 3/26/31                                 Trust since 1989;   Partners, Inc.                                  Royce Funds (mutual
                                          of the Portfolio   (corporate relations                           funds) consisting of 17
                                             since 1993      and communications                                  portfolios
                                                             company).

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  190           Director of Tiffany &
 III                                     Trust since 1989;   Professor of Investment                        Co. (specialty retailer)
 2/23/35                                  of the Portfolio   Banking Emeritus,                                and Telect, Inc.
                                             since 1992      Harvard University                              (telecommunication
                                                             Graduate School of                               services company)
                                                             Business
                                                             Administration.

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               190                   None
 9/21/35                                 Trust since 1989;   Corporation (an
                                          of the Portfolio   investment and
                                             since 1993      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

EATON VANCE UTILITIES FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEE(S) (CONTINUED)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
     NAME, AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Lynn A. Stout            Trustee            Since 1998      Professor of Law,                185                   None
 9/14/57                                                     University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           170                   None
 2/21/30                                 Trust since 1989;   Consultant.
                                          of the Portfolio
                                             since 1993

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)           TERM OF
                          WITH THE           OFFICE AND
      NAME AND           TRUST AND           LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH       THE PORTFOLIO          SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Thomas E. Faust      President of the       Since 2002      Executive Vice President of
 Jr.                       Trust                             EVM, BMR, EVC and EV; Chief
 5/31/58                                                     Investment Officer of EVM and
                                                             BMR and Director of EVC. Chief
                                                             Executive Officer of Belair
                                                             Capital Fund LLC, Belcrest
                                                             Capital Fund LLC, Belmar
                                                             Capital Fund LLC and Belport
                                                             Capital Fund LLC (private
                                                             investment companies sponsored
                                                             by EVM). Officer of 50
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Duke E. Laflamme    Vice President of       Since 2001      Vice President of EVM and BMR.
 7/8/69                  the Trust                           Officer of 12 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Thomas H. Luster    Vice President of       Since 2002      Vice President of EVM and BMR.
 4/8/62                  the Trust                           Officer of 14 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Duncan W.            President of the       Since 2002      Senior Vice President and
 Richardson              Portfolio                           Chief Equity Investment
 10/26/57                                                    Officer of EVM and BMR.
                                                             Officer of 40 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Judith A. Saryan    Vice President of       Since 1999      Vice President of EVM and BMR.
 8/21/54               the Portfolio                         Previously, Portfolio Manager
                                                             and Equity Analyst for State
                                                             Street Global Advisors
                                                             (1980-1999). Officer of 1
                                                             registered investment company
                                                             managed by EVM or BMR.

 Edward E. Smiley,   Vice President of       Since 1996      Vice President of EVM and BMR.
 Jr.                     the Trust                           Officer of 36 registered
 10/5/44                                                     investment companies managed
                                                             by EVM or BMR.

 Alan R. Dynner          Secretary           Since 1997      Vice President, Secretary and
 10/10/40                                                    Chief Legal Officer of BMR,
                                                             EVM, EVD and EVC. Officer of
                                                             190 registered investment
                                                             companies managed by EVM or
                                                             BMR.

 William J. Austin,   Treasurer of the     Since 2002(2)     Assistant Vice President of
 Jr.                     Portfolio                           EVM and BMR. Officer of 59
 12/27/51                                                    registered investment
                                                             companies managed by EVM or
                                                             BMR.

 James L. O'Connor    Treasurer of the       Since 1989      Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 112 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2)  Prior to 2002, Mr. Austin served as Assistant Treasurer since 1993.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.